Other Liabilities - Summary of Other Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current liabilities
Withholdings	₩ 30,970	₩ 63,766
Unearned revenues	43,841	12,225
Security deposits	165
Other current liabilities	74,976	75,991
Non-current liabilities
Long-term accrued expenses	80,817	70,561
Long-term other accounts payable	3,103	2
Long-term unearned revenue	2,116
Security deposits	10,790
Other non-current liabilities	₩ 96,826	₩ 70,563